Convertible debentures and convertible note	12 Months Ended
Mar. 31, 2021
Borrowings [abstract]
Convertible debentures and convertible note [Text Block]

7.    Convertible debentures and convertible note

Convertible debentures

On December 10, 2019, the Company issued convertible debentures (the "Debentures") through a non-brokered private placement for an aggregate principal amount of $9.5 million. Certain directors and an officer of the Company subscribed for Debentures totalling $2 million in principal amount. Each Debenture consisted of $1,000 principal amount, bore interest at a rate of 8.5% per annum, payable semi-annually in arrears and was unsecured. The principal amount outstanding under the Debentures and all accrued and unpaid interest thereon were to be payable in cash on December 10, 2022. The Company incurred issue costs of $228,432, of which $156,600 were finder's fees at 4.5% of the gross proceeds received from investors introduced to the Company by the finders.

The Debentures were convertible at the option of the holder, in whole or in part, into common shares of the Company at a conversion price of $1.05 per share. During the year, the holders of the Debentures converted principal amounts of $1,704,500 for the issuance of 1,623,327 common shares of the Company.

Burcon had the right, at its sole discretion, to force the conversion of the Debentures if the shares traded at or above $2.15 for a period of 14 consecutive trading days. The Company determined it had met this condition between August 12 to August 31, 2020 and issued a notice to the holders of the Debentures for conversion of the Debentures to common shares on September 8, 2020. As a result of the conversion of $7,795,500 of outstanding principal amount of the Debentures, an aggregate of 7,424,274 common shares were issued to the holders of the Debentures.

The Debentures were a level 3 financial liability with an embedded conversion feature. The debt and equity components were bifurcated, and the instrument valued to par at the issuance date. The value assigned to the liability at December 10, 2019 was the present value of the contractually determined stream of future cash flows discounted at 24%, being the rate estimated to be equivalent to that which the market would apply to an instrument with comparable credit status and provide substantially the same cash flows, on the same terms, but without the conversion option. From the date of issuance, the liability component was accreted up to its principal value using the effective interest method, with the charge recorded in the consolidated statement of operations and comprehensive income (loss). The initial fair value of the debt as at December 10, 2019 was estimated to be $6,508,641. The residual amount of $2,762,927 was recognized within equity as the value of the conversion option. For the year ended March 31, 2021, the Company recorded interest expense of $637,522 (2020 - $nil) related to the Debentures.

Convertible note

The Company had a convertible note (the "Note") with Large Scale Investments Limited ("Large Scale'), a wholly owned subsidiary of Firewood Elite Limited ("Firewood"), for the principal amount of $2.0 million (the "Principal Amount"). The Note bore interest at 8% per annum, compounded monthly. Firewood, a related party of Burcon that has significant influence over the Company, is wholly owned by Mr. Alan Chan, a director of the Company.

On May 21, 2019, the Company and Large Scale amended (the "Amendment") the Note's Maturity Date to June 21, 2019, as well as providing Large Scale with the right to offset any amounts due to it under the Note against any obligations of Large Scale to pay for subscription proceeds of any rights offering that Burcon may conduct. In connection with the 2019 Rights Offering (note 9(a)), Large Scale exercised its right to offset the amounts due under the Note against its obligations to pay for subscription proceeds under the 2019 Rights Offering. The offset was completed on June 25, 2019. The total amount offset under the Note included the principal amount and accrued interest of $2,565,022.

The conversion option was recorded as a derivative liability (note 16). Under the terms of the Note, there are certain conditions where the conversion price may be adjusted. Therefore, in accordance with IFRS, an obligation to issue shares for a price that is not fixed must be classified as a derivative liability and measured at fair value, with changes recognized in change in fair value of conversion option in the consolidated statement of operations and comprehensive loss.

The conversion and prepayment options were recorded as a net derivative liability and measured at fair value, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss. The fair value of the conversion and prepayment options was estimated based on a methodology for pricing convertible bonds using the Partial Differential Equation Method, with the following initial assumptions: expected volatility of 63%; expected dividend per share of $nil; risk-free rate of 0.60%, entity-specific credit spread, and expected life of 3 years. The assumptions as at March 31, 2019 were as follows: expected volatility of 99%, expected dividend per share of $nil; risk-free rate of 1.63%, initial entity-specific credit spread adjusted by the movement in the option adjusted spread of the Canada High Yield Index, and expected life of 1.1 years. The initial fair value of the net derivative liability was estimated as $189,705 as at the issue date of the Note. As at March 31, 2019, the fair value of the net derivative liability was estimated to be $5,384. Upon the offset by Large Scale of its obligations to pay for subscription proceeds under the 2019 Rights Offering, the net derivative liability was expensed during fiscal 2020 as financing expense.